Intangible Assets, Net - Schedule of Intangible Assets at Cost Less Accumulated Amortization (Details) - USD ($)	Jun. 30, 2026	Dec. 23, 2025
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Less: accumulated amortization	$ (213,745)	$ (186,032)
Intangible assets, net	23,918	45,115
License [Member]
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Intangible assets, gross	235,223	228,587
Computer Software [Member]
Schedule of Intangible Assets at Cost Less Accumulated Amortization [Line Items]
Intangible assets, gross	$ 2,440	$ 2,560